Equity Investment	9 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Equity Investment

INVESTMENT

Investments and long term deposits	Original Cost	Carrying Value
Seregon	95,147	-
CP4H	187,367	-
LW Capital Pool	10,290	-
HostedBizz	1,005	797
Equispheres	111,990	119,570
NuvoBio	762	797

On April 30, 2016, ZIM Corporation made an equity investment in Equispheres Inc. The investment consisted of the purchase of 250,000 common shares at a price of $20,042.

On August 26, 2016, ZIM Corporation made an equity investment in Equispheres Inc. The investment consisted of the purchase of 500,000 common shares at a price of $91,948

Equispheres Inc. is an advanced materials company developing new technologies for the production of metallic particles for use in additive manufacturing.

In April 2017 the company launched a wholly owned subsidiary, NuvoBio Corporation (formerly GeneSpans Corporation) focused on developing intellectual property and advancing research and development in the areas of new synthetic drugs and immunotherapies for cancer treatment.

NuvoBio has signed strategic partnerships and exclusive global licensing agreements with leading drug research institutes and companies. The company is currently funding research and development projects in the following areas:

•	Implementing unique molecular interaction & analytics using supercomputing technologies to design small peptide drugs that bind to target proteins for cancer therapies; and
•	The development of bi-specific immunology therapies for the treatment of kidney cancer.

On August 9, 2017, Connecting People for Health Co-operative Ltd. (CP4H) was acquired for an undisclosed amount. Various options to distribute the proceeds from the sale are being considered by the board of CP4H and will be finalized at a later date. ZIM has not recognized this transaction in its financial statements as of December 31, 2017. Once the distribution has been finalized ZIM will recognize its portion of the proceeds as a gain on the sale of assets.